Financial Risk Management - Credit Risk - Issuer Credit Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in debt instruments | Mosaic Capital
Financial Risk Management
Financial assets	$ 81.7
Unrated | Investments in debt instruments | Blackberry Limited
Financial Risk Management
Financial assets	285.0	$ 535.1
Unrated | Investments in debt instruments | JAB Pet Holdings Ltd.
Financial Risk Management
Financial assets	239.1	0.0
Unrated | Investments in debt instruments | Mosaic Capital
Financial Risk Management
Financial assets	81.7	129.3
Credit risk | Investments in first mortgage loans
Financial Risk Management
Financial assets	$ 2,500.7	$ 1,659.4
Percentage of loan-to-value ratios	60.00%
Credit risk | AAA/Aaa
Financial Risk Management
Percent	57.70%	36.10%
Credit risk | AA/Aa
Financial Risk Management
Percent	2.90%	3.00%
Credit risk | A/A
Financial Risk Management
Percent	8.00%	12.80%
Credit risk | BBB/Baa
Financial Risk Management
Percent	11.50%	13.20%
Credit risk | BB/Ba
Financial Risk Management
Percent	6.60%	12.40%
Credit risk | B/B
Financial Risk Management
Percent	0.20%	0.80%
Credit risk | Lower than B/B
Financial Risk Management
Percent	0.30%	0.40%
Credit risk | Unrated
Financial Risk Management
Percent	12.80%	21.30%
Credit risk | Total investment in debt instruments
Financial Risk Management
Percent	100.00%	100.00%
Credit risk | Amortized cost | AAA/Aaa
Financial Risk Management
Financial assets	$ 17,119.4	$ 5,248.2
Credit risk | Amortized cost | AA/Aa
Financial Risk Management
Financial assets	858.3	435.0
Credit risk | Amortized cost | A/A
Financial Risk Management
Financial assets	2,409.6	1,838.4
Credit risk | Amortized cost | BBB/Baa
Financial Risk Management
Financial assets	3,410.3	1,749.9
Credit risk | Amortized cost | BB/Ba
Financial Risk Management
Financial assets	2,114.9	1,840.9
Credit risk | Amortized cost | B/B
Financial Risk Management
Financial assets	48.2	115.0
Credit risk | Amortized cost | Lower than B/B
Financial Risk Management
Financial assets	79.7	58.4
Credit risk | Amortized cost | Unrated
Financial Risk Management
Financial assets	3,928.2	2,935.3
Credit risk | Amortized cost | Total investment in debt instruments
Financial Risk Management
Financial assets	29,968.6	14,221.1
Credit risk | At fair value | AAA/Aaa
Financial Risk Management
Financial assets	16,721.6	5,237.3
Credit risk | At fair value | AA/Aa
Financial Risk Management
Financial assets	847.6	437.7
Credit risk | At fair value | A/A
Financial Risk Management
Financial assets	2,330.6	1,865.5
Credit risk | At fair value | BBB/Baa
Financial Risk Management
Financial assets	3,348.7	1,914.6
Credit risk | At fair value | BB/Ba
Financial Risk Management
Financial assets	1,917.2	1,808.3
Credit risk | At fair value | B/B
Financial Risk Management
Financial assets	49.6	114.8
Credit risk | At fair value | Lower than B/B
Financial Risk Management
Financial assets	80.0	62.9
Credit risk | At fair value | Unrated
Financial Risk Management
Financial assets	3,705.9	3,092.5
Credit risk | At fair value | Total investment in debt instruments
Financial Risk Management
Financial assets	$ 29,001.2	$ 14,533.6